ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 shares
Organization And Summary Of Significant Accounting Policy [Line Items]
Limited Partners Capital Account Per Units	10
Units of limited partnership interest, authorized | shares	101,500,000	101,500,000	101,500,000
Deferred Tax Assets, Valuation Allowance | $	$ 7,893	$ 397,275
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Tax Credit [Member]
Organization And Summary Of Significant Accounting Policy [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%